Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2015
Advances to suppliers
Schedule of outstanding prepayments, net of any allowance to individual suppliers in excess of 10% of total prepayments to suppliers
	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Supplier A (third party)	440,342	229,586
Supplier B (third party)	134,035	106,799

Schedule of allowance for advances to supplier

	As of December 31,	As of December 31,	As of December 31,
	2013	2014	2015
	RMB	RMB	RMB
Balance at beginning of the year	158,452	72,327	129,307
Allowance made during the year *	10,392	63,331	1,045
Recoveries	—	(6,351)	—
Written off	(96,517)	—	(4,553)

Balance at end of the year	72,327	129,307	125,799

* As of December 31, 2014, full provision of RMB 63,331 was provided against the prepayment made to Hemlock under the long-term supply contract, as management could not conclude that such amount is recoverable. On March 31, 2015, the Company received a termination notice from Hemlock. (Refer to Note 26 Commitments and Contingencies)